UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100 Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 800-934-5550

Date of fiscal year end: 06/30/2018

Date of reporting period: 12/31/2017

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the IMS Family of Funds, series of the 360 Funds, for the period ended December 31, 2017 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

IMS Capital Value Fund
IMS Strategic Income Fund
IMS Dividend Growth Fund

Semi-Annual Report

December 31, 2017

Fund Advisor:

IMS Capital Management, Inc.

8995 S.E. Otty Road

Portland, OR 97086

Toll Free (800) 934-5550

INVESTMENT RESULTS – (Unaudited)

	Average Annual Total Returns (for periods ended December 31, 2017)
	One Year	Five Year	Ten Year
IMS Capital Value Fund*	11.88%	10.17%	4.17%
S&P 500® Index**	21.83%	15.80%	8.41%

Total annual operating expenses, as disclosed in the Fund’s current prospectus dated October 30, 2017, were 1.69% of average daily net assets. The Advisor has contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Value Fund’s business, interest and dividend expense on securities sold short, and amounts, if any payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)) do not exceed 1.95% of the Value Fund’s average daily net assets through October 31, 2018, subject to the Advisor’s right to recoup payments on a rolling three-year basis so long as the payment would not exceed the 1.95% expense cap. This expense cap agreement may be terminated by either party upon 60 days’ written notice prior to the end of the then-current term of the agreement.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling Shareholder Services at 1-800-934-5550.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**	The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The annual total returns included for the above Fund are net of the total annual operating expenses for the Fund, while no annual operating expenses are deducted for S&P 500® Index.

INVESTMENT RESULTS – (Unaudited)

	Average Annual Total Returns (for periods ended December 31, 2017)
	One Year	Five Year	Ten Year
IMS Strategic Income Fund*	(5.38)%	(7.20)%	(3.65)%
Barclays Capital Aggregate Bond Index**	3.54%	2.10%	4.00%

Total annual operating expenses, as disclosed in the Fund’s current prospectus dated October 30, 2017, were 2.93% of average daily net assets (1.98% after fee waivers/expense reimbursements by the Advisor). The Advisor contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Income Fund’s business, interest and dividend expense on securities sold short, and amounts, if any payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) do not exceed 1.95% of the Income Fund’s average daily net assets through October 31, 2018, subject to the Advisor’s right to recoup payments on a rolling three-year basis so long as the payment would not exceed the 1.95% expense cap. This expense cap agreement may be terminated by either party upon 60 days’ written notice prior to the end of the then-current term of the agreement.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling Shareholder Services at 1-800-934-5550.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**	The Barclays Capital Aggregate Bond Index is a widely-used indicator of the bond market. The index is market capitalization-weighted and is made up of U.S. bonds that are primarily investment grade, which has a greater number of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The annual total returns included for the above Fund are net of the total annual operating expenses for the Fund, while no annual operating expenses are deducted for the Barclays Capital Aggregate Bond Index.

INVESTMENT RESULTS – (Unaudited)

	Average Annual Total Returns (for periods ended December 31, 2017)
	One Year	Five Year	Ten Year
IMS Dividend Growth Fund*	17.51%	11.12%	5.36%
S&P 500® Index**	21.83%	15.80%	8.41%

Total annual operating expenses, as disclosed in the Fund’s current prospectus dated October 30, 2017, were 2.34% of average daily net assets (1.95% after fee waivers/expense reimbursements by the Advisor). The Advisor has contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Growth Fund’s business, interest and dividend expense on securities sold short, and amounts, if any payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) do not exceed 1.95% of the Growth Fund’s average daily net assets through October 31, 2018, subject to the Advisor’s right to recoup payments on a rolling three-year basis so long as the payment would not exceed the 1.95% expense cap. This expense cap agreement may be terminated by either party upon 60 days’ written notice prior to the end of the then-current term of the agreement.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling Shareholder Services at 1-800-934-5550.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**	The S&P 500® Index is a widely recognized unmanaged index of equity prices and has a greater number of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The annual total returns included for the above Fund are net of the total operating expenses for the Fund, while no annual operating expenses are deducted for the S&P® 500 Index.

FUND HOLDINGS – (Unaudited)

IMS Capital Value Fund Holdings as of December 31, 20171

[1]	As a percent of net assets.

The investment objective of the IMS Capital Value Fund is long-term growth from capital appreciation and, secondarily, income from dividends. The IMS Capital Value Fund typically invests in mid-cap securities, which the Advisor defines as those with a market capitalization of approximately $2 billion to $11 billion, and in large-cap securities, which the Advisor defines as those with a market capitalization of greater than $11 billion.

FUND HOLDINGS – (Unaudited) (continued)

IMS Strategic Income Fund Holdings as of December 31, 20171

[1]	As a percent of net assets.

The investment objective of the IMS Strategic Income Fund is current income, and a secondary objective of capital appreciation. In pursuing its investment objectives, the Strategic Income Fund generally invests in corporate bonds, government bonds, dividend-paying common stocks, preferred and convertible preferred stocks, income trusts (including business trusts, oil royalty trusts and real estate investment trusts), money market instruments and cash equivalents. The Strategic Income Fund may also invest in structured products, such as reverse convertible notes, a type of structured note, and in 144A securities that are purchased in private placements and thus are subject to restrictions on resale (either as a matter of contract or under federal securities laws), but only where the Advisor has determined that a liquid trading market exists. Under normal circumstances, the Strategic Income Fund will invest at least 80% of its assets in dividend paying or other income producing securities.

FUND HOLDINGS – (Unaudited) (continued)

IMS Dividend Growth Fund Holdings as of December 31, 20171

[1]	As a percent of net assets.

The investment objective of the IMS Dividend Growth Fund is long-term growth from capital appreciation and dividends. The Dividend Growth Fund invests primarily in a diversified portfolio of dividend–paying common stocks. The Dividend Growth Fund’s Advisor, IMS Capital Management, Inc., employs a combination of fundamental, technical and macro market research to identify companies that the Advisor believes have the ability to maintain or increase their dividend payments, because of their significant cash flow production.

Availability of Portfolio Schedules – (Unaudited)

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available at the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Funds’ Expenses – (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, such as short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 through December 31, 2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees. Therefore, the second line is only useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactions costs were included, your costs would have been higher.

IMS Funds	Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Expenses Paid During the Period* July 1, 2017 – December 31, 2017
Capital Value Fund Actual (+5.22%) Hypothetical**	$ 1,000.00 $ 1,000.00	$ 1,052.20 $ 1,016.50	$ 8.90 $ 8.74
Strategic Income Fund Actual (-2.83)% Hypothetical**	$ 1,000.00 $ 1,000.00	$ 971.70 $ 1,015.20	$ 9.84 $ 10.06
Dividend Growth Fund Actual (+10.34%) Hypothetical**	$ 1,000.00 $ 1,000.00	$ 1,103.40 $ 1,015.40	$ 10.34 $ 9.91

*	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratios for the Capital Value Fund, Strategic Income Fund, and the Dividend Growth Fund were 1.72%, 1.98%, and 1.95%, respectively.

**	Assumes a 5% annual return before expenses.

IMS CAPITAL VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

COMMON STOCK - 95.27%	Shares	Fair Value

Consumer Discretionary - 23.61%
Amazon.com, Inc. (a)	777	$908,678
AutoZone, Inc. (a)	1,100	782,507
DISH Network Corp. - Class A (a)	12,050	575,388
Dollar Tree, Inc. (a)	10,500	1,126,755
Domino’s Pizza, Inc.	3,430	648,133
Home Depot, Inc.	4,478	848,715
Netflix, Inc. (a)	4,349	834,834
Service Corp. International	21,500	802,380
Starbucks Corp.	12,124	696,281
Walt Disney Co.	6,240	670,862
Yum! Brands, Inc.	8,911	727,227
		8,621,760
Consumer Staples - 6.56%
Dr Pepper Snapple Group, Inc.	7,815	758,524
Hain Celestial Group, Inc. (a)	16,600	703,674
Wal-Mart Stores, Inc.	9,453	933,484
		2,395,682
Energy - 5.16%
Apache Corp.	19,700	831,734
Helmerich & Payne, Inc.	16,300	1,053,632
		1,885,366
Financials - 12.42%
Banc of California, Inc.	38,300	790,895
Capital One Financial Corp.	9,600	955,968
Columbia Banking System, Inc.	21,000	912,240
New York Community Bancorp, Inc.	78,900	1,027,278
Wells Fargo & Co.	14,000	849,380
		4,535,761
Health Care - 18.06%
Bristol-Myers Squibb Co.	13,314	815,882
Brookdale Senior Living, Inc. (a)	61,100	592,670
Celgene Corp. (a)	6,100	636,596
Edwards Lifesciences Corp. (a)	7,100	800,241
Gilead Sciences, Inc.	9,900	709,236
IDEXX Laboratories, Inc. (a)	5,535	865,563
InVivo Therapeutics Holdings Corp. (a)	500,243	385,187
Patterson Cos., Inc.	21,647	782,106
Zoetis, Inc.	14,000	1,008,560
		6,596,041

IMS CAPITAL VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

COMMON STOCK - 95.27% (continued)	Shares	Fair Value

Industrials - 10.99%
Arconic, Inc.	30,000	$817,500
General Electric Co.	41,600	725,920
Kansas City Southern	8,500	894,370
Stanley Black & Decker, Inc.	5,040	855,238
Stericycle, Inc. (a)	10,600	720,694
		4,013,722
Information Technology - 14.27%
Advanced Micro Devices, Inc.	66,000	678,480
Alphabet, Inc. - Class C (a)	947	990,941
Apple, Inc.	6,070	1,027,226
Paychex, Inc.	14,500	987,160
PayPal Holdings, Inc. (a)	14,121	1,039,588
Western Digital Corp.	6,100	485,133
		5,208,528
Telecommunication Services - 1.94%
Verizon Communications, Inc.	13,400	709,262

Utilities - 2.26%
Vistra Energy Corp.	45,000	824,400

TOTAL COMMON STOCK (Cost $28,665,086)		34,790,522

MONEY MARKET SECURITIES - 4.75%
Federated Government Obligations Fund - Institutional Shares, 1.15% (b)	1,734,156	1,734,156

TOTAL MONEY MARKET SECURITIES (Cost $1,734,156)		1,734,156

TOTAL INVESTMENTS (Cost $30,399,242) - 100.02%		$36,524,678
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.02)%		(7,610)
NET ASSETS - 100.00%		$36,517,068

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at December 31, 2017, is subject to change and resets daily.

See accompanying notes which are an integral part of these financial statements.

IMS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

COMMON STOCK - 19.77%	Shares	Fair Value

Financials - 8.32%
Bank of Nova Scotia - Canada	2,100	$135,513
Umpqua Holdings Corp.	6,500	135,200
US Bancorp	2,500	133,950
		404,663
Industrials - 2.88%
Illinois Tool Works, Inc.	840	140,154

Materials - 2.87%
Nucor Corp.	2,200	139,876

Telecommunication Services- 5.70%
AT & T, Inc.	3,600	139,968
Verizon Communications, Inc.	2,600	137,618
		277,586

TOTAL COMMON STOCK (Cost $962,993)		962,279

	Principal Amount	Fair Value
CORPORATE BONDS - 5.41%
Under Armour, Inc., 3.250%, due 06/15/2026	$300,000	263,065

TOTAL CORPORATE BONDS (Cost $265,363)		263,065

FOREIGN BONDS DENOMINATED IN US DOLLARS - 8.48%

Cash Store Financial Services, Inc., 11.500%, 01/31/2017 - Canada (b) (d) (e) (f) (g)	1,289,000	87,143
Newland International Properties Corp., 9.500%, 07/03/2017 - Panama (b) (d) (f) (g) (i)	486,063	-
Newland International Properties Corp., 9.500%, 07/03/2017 - Panama (b) (f) (g) (h) (i)	297,910	-
Panama Canal Railway Co., 7.000%, 11/01/2026 - Panama (h)	318,600	325,769

TOTAL FOREIGN BONDS DENOMINATED IN US DOLLARS (Cost $2,191,539)		412,912

STRUCTURED NOTES - 60.55%

Bank of Nova Scotia Callable Steepener Note Series A, 2.112%, 07/29/2033 - Canada (c)	700,000	483,420
Barclays Bank PLC Callable Leveraged Steepener Note, 2.232%, 07/31/2034 - Britain (c)	250,000	159,125
Credit Suisse AG Leveraged CMS Curve and Russell 2000 Index Linked Note, 3.616%, 07/31/2030 ( c )	450,000	351,450
JP Morgan Chase & Co. Callable Range Accrual Rate Linked Note, 7.530%, 05/06/2030 (c)	500,000	410,950
Morgan Stanley Fixed to Floating Rate Leveraged CMS and Index Linked Note, 3.070%, 08/30/2028 (c)	350,000	263,812
Morgan Stanley Senior Floating Rate Conversion CMS and Index Linked Note, 2.570%, 03/25/2031 (c)	600,000	495,000
Natixis US Medium-Term Note Program LLC Callable Fixed-to Floating Capped Range Accrual Note, 3.164%, 10/31/2034 (c)	500,000	366,900
SG Structured Products, Inc. Callable Fixed to Variable Barrier Range Dual Index Linked Note, 2.512%, 11/27/2028 (c)	600,000	415,920

TOTAL STRUCTURED NOTES (Cost $3,851,070)		2,946,577

IMS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Shares	Fair Value
MONEY MARKET SECURITIES - 8.10%
Federated Government Obligations Fund - Institutional Shares, 1.15% (a)	393,960	$393,960

TOTAL MONEY MARKET SECURITIES (Cost $393,960)		393,960

TOTAL INVESTMENTS (Cost $7,664,925) - 102.31%		$4,978,793
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (2.31)%		(112,453)
NET ASSETS - 100.00%		$4,866,340

Percentages are stated as a percent of net assets.

(a)	Variable rate security. Rate shown represents the 7-day yield at December 31, 2017 and resets daily.
(b)	This security is currently valued by the Advisor using fair valuation procedures approved by the Board of Trustees under the oversight of the Fair Valuation Committee.
(c)	Variable rate security. Rate shown represents the rate in effect at December 31, 2017.
(d)	Security exempted from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional investors.
(e)	Non-income producing security.
(f)	Security is illiquid at December 31, 2017, at which time the aggregate value of illiquid securities is $87,143 or 1.79% of net assets.
(g)	Issue is in default.
(h)	Security exempted from registration under Regulation S of the Securities Act of 1933.

See accompanying notes which are an integral part of these financial statements.

IMS DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

COMMON STOCK - 99.89%	Shares	Fair Value

Consumer Discretionary - 12.81%
General Motors Co.	9,625	$394,529
TJX Cos., Inc.	5,935	453,790
Twenty-First Century Fox, Inc. - Class B	8,160	278,419
Whirlpool Corp.	2,360	397,990
		1,524,728
Consumer Staples - 11.21%
Altria Group, Inc.	7,650	546,287
Kraft Heinz Co.	4,300	334,368
Philip Morris International, Inc.	4,296	453,872
		1,334,527
Energy - 1.67%
PBF Energy, Inc. - Class A	5,600	198,520

Financials - 22.17%
Axis Capital Holdings Ltd. - Bermuda	5,300	266,378
Bank of America Corp.	11,400	336,528
BlackRock, Inc.	1,300	667,823
CME Group, Inc.	4,195	612,680
M&T Bank Corp.	1,300	222,287
S&P Global, Inc.	3,147	533,102
		2,638,798
Health Care - 16.47%
Abbott Laboratories	6,500	370,955
AbbVie, Inc.	6,400	618,944
Cardinal Health, Inc.	6,284	385,021
Johnson & Johnson	4,195	586,125
		1,961,045
Industrials - 13.90%
Copa Holdings SA - Class A - Panama	3,000	402,180
Lockheed Martin Corp.	1,758	564,406
Parker-Hannifin Corp.	1,800	359,244
Southwest Airlines Co.	5,025	328,886
		1,654,716
Information Technology - 18.17%
Apple, Inc.	2,900	490,767
CDK Global, Inc.	5,350	381,348
Microsoft Corp.	8,115	694,157
QUALCOMM, Inc.	6,172	395,132
Sabre Corp.	9,800	200,900
		2,162,304
Real Estate - 3.49%
Outfront Media, Inc.	17,900	415,280

TOTAL COMMON STOCK (Cost $9,613,924)		11,889,918

IMS DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Shares	Fair Value
MONEY MARKET SECURITIES - 1.38%
Federated Government Obligations Fund - Institutional Shares, 1.15% (a)	164,036	$164,036

TOTAL MONEY MARKET SECURITIES (Cost $164,036)		164,036

TOTAL INVESTMENTS (Cost $9,777,960) - 101.27%		$12,053,954
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.27)%		(151,481)
NET ASSETS - 100.00%		$11,902,473

Percentages are stated as a percent of net assets.

(a)	Rate shown represents the 7-day yield at December 31, 2017, is subject to change and resets daily.

See accompanying notes which are an integral part of these financial statements.

IMS FAMILY OF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (Unaudited)

	IMS Capital Value Fund	IMS Strategic Income Fund	IMS Dividend Growth Fund
Assets:
Investments in securities:
At cost	$30,399,242	$7,664,925	$9,777,960
At fair value	$36,524,678	$4,978,793	$12,053,954
Due from advisor	-	1,616	-
Receivables:
Interest	2,203	22,462	27
Dividends	35,498	17,818	29,929
Fund shares sold	50	-	-
Prepaid expenses	11,268	6,446	4,847
Total assets	36,573,697	5,027,135	12,088,757

Liabilities:
Payables:
Line of credit borrowings	-	139,000	162,000
Fund shares redeemed	2,622	-	-
Due to advisor	38,512	-	10,712
Due to administrator, fund accountant and transfer agent	4,172	3,422	3,406
Accrued expenses	11,323	18,373	10,166
Total liabilities	56,629	160,795	186,284
Net Assets	$36,517,068	$4,866,340	$11,902,473

Net Assets consist of:
Paid-in capital	$29,337,877	$55,227,502	$10,388,331
Undistributed net investment income	161	10,574	5,462
Undistributed (accumulated) net realized gain (loss) on investments	1,053,594	(47,685,604)	(767,314)
Net unrealized appreciation (depreciation) on investments	6,125,436	(2,686,132)	2,275,994
Total Net Assets	$36,517,068	$4,866,340	$11,902,473

Shares outstanding (unlimited number of shares authorized, no par value)	1,473,298	1,771,992	735,943
Net asset value and offering price per share	$24.79	$2.75	$16.17
Minimum redemption price per share (a)	$24.67	$2.74	$16.09

(a)	A redemption fee of 0.50% will be assessed on shares of the Fund that are redeemed within 90 days of purchase.

See accompanying notes which are an integral part of these financial statements.

IMS FAMILY OF FUNDS

STATEMENTS OF OPERATIONS

For the Six Month Period Ended December 31, 2017 (Unaudited)

	IMS Capital Value Fund	IMS Strategic Income Fund	IMS Dividend Growth Fund

Investment income:
Dividends (net of foreign withholding taxes of $0, $1,506 and $0, respectively)	$347,645	$148,370	$161,700
Interest	3,700	112,132	557
Total investment income	351,345	260,502	162,257

Expenses:
Investment Advisor fees (a)	232,369	34,318	72,145
Accounting, administration and transfer agent fees and expenses (a)	55,917	16,907	22,549
Registration expenses	7,969	5,067	3,647
Trustee expenses	7,332	7,431	7,332
Audit expenses	6,050	10,446	6,050
Shareholder networking fees	5,546	2,773	1,008
Miscellaneous expenses	5,238	4,600	4,539
Custodian expenses	4,033	6,050	2,521
Pricing expenses	2,521	4,789	2,269
Interest expenses	1,488	1,219	240
Legal expenses	1,260	1,260	1,260
Insurance expenses	828	661	692
Printing expenses	-	-	1,512
Total expenses	330,551	95,521	125,764
Less: Fees waived by Advisor (a)	-	(41,570)	(14,262)
Net expenses	330,551	53,951	111,502

Net Investment Income	20,794	206,551	50,755

Realized and unrealized gain (loss) on investment securities and foreign currency:
Net realized gain (loss) on investment securities and foreign currency	1,233,057	(2,414,420)	58,348
Change in unrealized appreciation on investment securities and foreign currency	648,657	2,055,802	1,019,066
Net realized and unrealized gain (loss) on investment securities and foreign currency	1,881,714	(358,618)	1,077,414

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,902,508	$(152,067)	$1,128,169

(a)	See Note 4 in the Notes to Financial Statements.

See accompanying notes which are an integral part of these financial statements.

 IMS CAPITAL VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Month Period Ended December 31, 2017	Year Ended June 30, 2017
Increase (Decrease) in Net Assets due to:	(Unaudited)
Operations:
Net investment income	$20,794	$30,642
Net realized gain on investment securities	1,233,057	4,666,957
Change in unrealized appreciation (depreciation) on investment securities	648,657	(263,453)
Net increase in net assets resulting from operations	1,902,508	4,434,146

Distributions to shareholders from:
Net investment income - Institutional Class	(30,009)	-
Net realized capital gains - Institutional Class	(743,240)	-
Total Distributions	(773,249)	-

Capital share transactions:
Proceeds from shares purchased	257,953	827,139
Reinvestment of distributions	763,383	-
Amount paid for shares redeemed	(6,340,921)	(3,237,867)
Proceeds from redemption fees	14	913
Net decrease in net assets from share transactions	(5,319,571)	(2,409,815)

Total Increase (Decrease) in Net Assets	(4,190,312)	2,024,331

Net Assets:
Beginning of year/period	40,707,380	38,683,049

End of year/period	$36,517,068	$40,707,380
Accumulated undistributed net investment income included in net assets at end of year/period	$161	$9,376

Capital Share Transactions
Shares purchased	13,325	36,042
Shares issued in reinvestment of distributions	30,844	-
Shares redeemed	(263,727)	(141,039)
Net decrease in capital shares	(219,558)	(104,997)

See accompanying notes which are an integral part of these financial statements.

IMS STRATEGIC INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Month Period Ended December 31, 2017	Year Ended June 30, 2017
Increase (Decrease) in Net Assets due to:	(Unaudited)
Operations:
Net investment income	$206,551	$571,332
Net realized loss on investment securities and foreign currency	(2,414,420)	(2,499,792)
Change in unrealized appreciation on investment securities and foreign currency	2,055,802	1,764,764
Net decrease in net assets resulting from operations	(152,067)	(163,696)

Distributions
From net investment income	(188,215)	(620,984)
Total distributions	(188,215)	(620,984)

Capital share transactions:
Proceeds from shares purchased	121,444	368,936
Reinvestment of distributions	172,900	546,339
Amount paid for shares redeemed	(668,120)	(3,415,589)
Proceeds from redemption fees	-	171
Net decrease in net assets from share transactions	(373,776)	(2,500,143)

Total Decrease in Net Assets	(714,058)	(3,284,823)

Net Assets:
Beginning of year/period	5,580,398	8,865,221

End of year/period	$4,866,340	$5,580,398
Accumulated undistributed net investment income included in net assets at end of year/period	$10,574	$(7,762)

Capital Share Transactions
Shares purchased	41,556	112,779
Shares issued in reinvestment of distributions	60,131	173,326
Shares redeemed	(235,071)	(1,095,463)
Net decrease in capital shares	(133,384)	(809,358)

See accompanying notes which are an integral part of these financial statements.

IMS DIVIDEND GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Month
	Period Ended	Year Ended
	December 31, 2017	June 30, 2017
Increase (Decrease) in Net Assets due to:	(Unaudited)
Operations:
Net investment income	$50,755	$66,177
Net realized gain (loss) on investment securities	58,348	(105,589)
Change in unrealized appreciation on investment securities	1,019,066	1,500,916
Net increase in net assets resulting from operations	1,128,169	1,461,504

Distributions
From net investment income	(52,513)	(60,595)
Total distributions	(52,513)	(60,595)

Capital share transactions:
Proceeds from shares purchased	2,063,392	894,876
Reinvestment of distributions	52,170	60,462
Amount paid for shares redeemed	(1,085,965)	(1,034,806)
Proceeds from redemption fees	71	200
Net increaso (decrease) in net assets from share transactions	1,029,668	(79,268)

Total Increase in Net Assets	2,105,324	1,321,641

Net Assets:
Beginning of year/period	9,797,149	8,475,508

End of year/period	$11,902,473	$9,797,149
Accumulated undistributed net investment income included in net assets at end of year/period	$5,462	$7,220

Capital Share Transactions
Shares purchased	136,744	62,833
Shares issued in reinvestment of distributions	3,347	4,273
Shares redeemed	(69,833)	(72,902)
Net decrease in capital shares	70,258	(5,796)

See accompanying notes which are an integral part of these financial statements.

IMS CAPITAL VALUE FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each year/period

	For the Six Month Period Ended		For the Years Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$24.05		$21.52	$23.16	$21.10	$17.62	$14.99

Investment Operations:
Net investment income (loss)	0.01		0.02	(0.04)	(0.04)	(0.10)	0.01
Net realized and unrealized gain (loss) on investments	1.25		2.51	(1.60)	2.10	3.58	2.62
Total from investment operations	1.26		2.53	(1.64)	2.06	3.48	2.63

Less Distributions to shareholders:
From net investment income	(0.02)		-	-	-	-	-
From net realized capital gains	(0.50)		-	-	-	-	-
Total distributions	(0.52)		-	-	-	-	-

Paid in capital from redemption fees (a)	-		-	-	-	-	-

Net Asset Value, End of Year/Period	$24.79		$24.05	$21.52	$23.16	$21.10	$17.62

Total Return (b)	5.22	%(c)	11.76%	(7.08)%	9.76%	19.75%	17.54%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$36,517		$40,707	$38,683	$40,716	$40,262	$35,031

Ratio of expenses to average net assets:	1.72	%(d)	1.69%	1.69%	1.74%	2.05%	2.06%

Ratio of net investment income (loss) to average net assets:	0.11	%(d)	0.08%	(0.19)%	(0.17)%	(0.50)%	0.12%

Portfolio turnover rate	22.69	%(c)	84.33%	64.78%	62.98%	110.42%	146.53%

(a)	Redemption fees resulted in less than $0.005 per share.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c)	Not Annualized.
(d)	Annualized

See accompanying notes which are an integral part of these financial statements.

IMS STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each year/period

	For the Six
	Month Period Ended		For the Years Ended
	December 31, 2017		June 30, 2017		June 30, 2016		June 30, 2015		June 30, 2014		June 30, 2013
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$2.93		$3.27		$4.53		$5.95		$6.11		$6.08

Investment Operations:
Net investment income	0.11		0.24		0.35		0.45		0.56		0.59
Net realized and unrealized gain (loss) on investments and foreign currency	(0.19)		(0.32)		(1.28)		(1.37)		(0.15)		0.01	(a)
Total from investment operations	(0.08)		(0.08)		(0.93)		(0.92)		0.41		0.60

Less Distributions to shareholders:
From net investment income	(0.10)		(0.26)		(0.33)		(0.39)		(0.57)		(0.56)
Tax return of capital	-		-		-		(0.11)		-		(0.01)
Total distributions	(0.10)		(0.26)		(0.33)		(0.50)		(0.57)		(0.57)

Paid in capital from redemption fees (b)	-		-		-		-		-		-

Net Asset Value, End of Year/Period	$2.75		$2.93		$3.27		$4.53		$5.95		$6.11

Total Return (c)	(2.83	)%(j)	(2.69)%		(20.99)%		(16.13)%		7.00%		10.02%

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$4,866		$5,580		$8,865		$20,865		$37,805		$38,945

Ratio of expenses to average net assets:	1.98	%(i)(k)	1.98	%(h)	1.98	%(g)	1.96	%(f)	1.94	%(e)	1.95	%(d)
Ratio of expenses to average net assets before waiver & reimbursement:	3.25	%(i)(k)	2.93	%(h)	2.25	%(g)	1.92	%(f)	2.12%		2.06%

Ratio of net investment income to average net assets:	7.58	%(i)(k)	7.83	%(h)	9.13	%(g)	8.94	%(f)	9.27	%(e)	9.27	%(d)
Ratio of net investment income to average net assets before waiver & reimbursement:	6.32	%(i)(k)	6.87	%(h)	8.85	%(g)	8.90	%(f)	9.08%		9.16%

Portfolio turnover rate	306.80	%(j)	505.62%		394.23%		562.40%		371.35%		389.36%

(a)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the changes in net assets value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations.
(b)	Redemption fees resulted in less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d)	Effective November 1, 2012, the Advisor agreed to waive fees to maintain Fund expenses at 1.89% (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses).
(e)	Effective November 1, 2013, the Advisor agreed to waive fees to maintain Fund expenses at 1.95% (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses).
(f)	The ratios include 0.01% of interest expense during the year ended June 30, 2015.
(g)	The ratios include 0.03% of interest expense during the year ended June 30, 2016.
(h)	The ratios include 0.04% of interest expense during the year ended June 30, 2017.
(i)	The ratios include 0.03% of interest expense during the six month period ended December 31, 2017.
(j)	Not annualized.
(k)	Annualized.

See accompanying notes which are an integral part of these financial statements.

IMS DIVIDEND GROWTH FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each year/period

	For the Six
	Month Period Ended		For the Years Ended
	December 31, 2017		June 30, 2017	June 30, 2016		June 30, 2015	June 30, 2014	June 30, 2013
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$14.72		$12.62	$13.03		$12.44	$10.96	$9.73

Investment Operations:
Net investment income	0.07		0.10	0.11		0.09	0.16	0.30
Net realized and unrealized gain (loss) on investments	1.45		2.09	(0.41)		0.59	1.46	1.44
Total from investment operations	1.52		2.19	(0.30)		0.68	1.62	1.74

Less Distributions to shareholders:
From net investment income	(0.07)		(0.09)	(0.11)		(0.09)	(0.14)	(0.38)
Tax return of capital	-		-	-		-	-	(0.13)
Total distributions	(0.07)		(0.09)	(0.11)		(0.09)	(0.14)	(0.51)

Paid in capital from redemption fees (a)	-		-	-		-	-	-

Net Asset Value, End of Year/Period	$16.17		$14.72	$12.62		$13.03	$12.44	$10.96

Total Return (b)	10.34	%(d)	17.38%	(2.27)%		5.48%	14.88%	18.10%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$11,902		$9,797	$8,476		$10,291	$8,670	$8,000

Ratio of expenses to average net assets:	1.95	%(e)	1.95%	1.96	%(c)	1.95%	1.96%	1.97%
Ratio of expenses to average net assets before waiver & reimbursement:	2.20	%(e)	2.34%	2.37	%(c)	2.50%	2.50%	2.43%

Ratio of net investment income to average net assets:	0.89	%(e)	0.71%	0.85	%(c)	0.69%	1.39%	2.85%
Ratio of net investment income to average net assets before waiver & reimbursement:	0.64	%(e)	0.32%	0.44	%(c)	0.14%	0.86%	2.39%

Portfolio turnover rate	4.44	%(d)	32.76%	6.63%		86.92%	240.61%	97.55%

(a)	Redemption fees resulted in less than $0.005 per share.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c)	The ratios include 0.01% of interest expense during the year ended June 30, 2016.
(d)	Not annualized
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2017 (Unaudited)

NOTE 1. ORGANIZATION

The IMS Family of Funds (the “Funds”), comprising the IMS Capital Value Fund (the “Value Fund”), IMS Strategic Income Fund (the “Income Fund”) and IMS Dividend Growth Fund (the “Dividend Growth Fund”), were each organized as a diversified series of 360 Funds (the “Trust”) on June 20, 2014. The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The investment objective of the Value Fund is to provide long-term growth from capital appreciation and secondarily, income from dividends. The investment objective of the Income Fund is to provide current income and secondarily, capital appreciation. The investment objective of the Dividend Growth Fund is to provide long-term growth from capital appreciation and dividends. The investment advisor of each Fund is IMS Capital Management, Inc. (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 applicable to investment companies.

Securities Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Foreign Currency – Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reverse Convertible Bonds – The Funds may invest in reverse convertible notes, which are short-term notes (i.e., with maturities of one year or less) that are linked to individual equity securities. These notes make regular interest payments by the issuer, but also have a put option attached, giving the issuer the right to exercise that option only if the price of the related security drops below a stated price.

Structured notes, such as reverse convertible notes, are subject to a number of fixed income risks including general market risk, interest rate risk, as well as the risk that the issuer on the note may fail to make interest and/ or principal payments when due, or may default on its obligations entirely. In addition, as a result of imbedded derivative features in these securities, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2017 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes – The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the six month period ended December 31, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six month period ended December 31, 2017, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years prior to 2014.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Board of Trustees (the “Board”)).

Security Transactions and Related Income – Each Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITS) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Funds estimate the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified in the components of net assets upon receipt of K-1’s. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. For bonds that miss a scheduled interest payment, after the grace period, all interest accrued on the bond is written off and no additional interest will be accrued. However, for illiquid bonds or those bonds fair valued by the Advisor, if the Advisor’s research indicates a high recovery rate in restructuring, and the Fund expects to hold the bond until the issue is restructured, past due interest may not be written off in its entirety. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2017 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Dividends and Distributions – The Income Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a monthly basis. The Value Fund and Dividend Growth Fund intend to distribute substantially all of their net investment income as dividends to their shareholders on at least an annual basis. Each Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. No such reclassifications were made during the six month period ended December 31, 2017.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2017 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS (continued)

A description of the valuation techniques applied to each Fund’s major categories of assets measured at fair value on a recurring basis follows:

Equity securities, including common stock, real estate investment trusts, and preferred securities, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.

Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the mutual funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, municipal bonds, reverse convertible bonds, and foreign bonds denominated in U.S. dollars, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities. See the chart on page 27 for more information on the inputs used by the Advisor in determining fair value of such Level 3 securities. The Advisor has used inputs such as evaluated broker quotes in inactive markets, actual trade prices in inactive markets, present value of expected future cash flows, terms of expected bond restructurings, and yields on similar securities in determining the fair value of such Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2017 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS (continued)

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds in which the Funds invest may default or otherwise cease to have market quotations readily available.

The Trustees of the 360 Funds adopted the M3Sixty Consolidated Valuation Procedures on June 24, 2014, which established a Valuation Committee to work with the Advisor and report to the Board on securities being fair valued or manually priced. The Lead Chairman and Trustee for the 360 Funds, along with the Fund Principal Financial Officer and Chief Compliance Officer are members of the Valuation Committee which meets at least monthly or, as required, to review the interim actions and coordination with the Advisor in pricing fair valued securities, and consideration of any unresolved valuation issue or a request to change the methodology for manually pricing a security. In turn, the Lead Chairman provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

The following is a summary of the inputs used to value the Value Fund’s investments as of December 31, 2017:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$34,790,522	$–	$–	$34,790,522
Money Market Securities	1,734,156	–	–	1,734,156
Total	$36,524,678	$–	$–	$36,524,678
*	Refer to the Schedule of Investments for industry classifications.

The Value Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Value Fund did not hold any derivative instruments during the reporting period. During the six month period ended December 31, 2017, there were no transfers between levels. The Value Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2017 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS (continued)

The following is a summary of the inputs used to value the Income Fund’s investments as of December 31, 2017:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$962,279	$–	$–	$962,279
Corporate Bonds	–	263,065	–	263,065
Foreign Bonds	–	325,769	87,143	412,912
Structured Notes	–	2,946,577	–	2,946,577
Money Market Securities	393,960	–	–	393,960
Total	$1,356,239	$3,535,411	$87,143	$4,978,793
*	Refer to the Schedule of Investments for industry classifications.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of June 30, 2017	Realized gain (loss)	Amortization	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2017
Corporate Bonds	$107,545	$(346,193)	$–	$346,289	$–	$(107,641)	$–	$–	$–
Foreign Bonds	84,495	–	–	2,648	–	–	–	–	87,143
Promissory Notes	75,000	(675,000)	–	675,000	–	(75,000)	–	–	–
Total	$267,040	$(1,021,193)	$–	$1,023,937	$–	$(182,641)	$–	$–	$87,143

The following is a quantitative summary of the techniques and inputs used to fair value the Level 3 securities as of December 31, 2017:

	Quantitative information about Level 3 fair value measurements

	Fair value at 12/31/2017	Valuation technique(s)	Unobservable input	Range (Weighted Average)

Foreign Bonds	$87,143	Asset based	Estimated liquidation value of issuers underlying assets (1)	35%-37% of outstanding debt
			Marketability discount	35%

(1)	A significant increase in this input in isolation would result in a significantly higher fair value measurement.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2017 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS (continued)

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2017 was $2,648 as shown below.

Total Change in Unrealized Appreciation
Foreign Bonds	$2,648
Total	$2,648

The Income Fund did not hold any derivative instruments during the six month period ended December 31, 2017. See reconciliation of investments for Level 3 securities in chart above. The Income Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

There were no transfers of assets between levels during the six month period ended December 31, 2017 for the Income Fund.

The following is a summary of the inputs used to value the Dividend Growth Fund’s investments as of December 31, 2017:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$11,889,918	$–	$–	$11,889,918
Money Market Securities	164,036	–	–	164,036
Total	$12,053,954	$–	$–	$12,053,954
*	Refer to the Schedule of Investments for industry classifications.

The Dividend Growth Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the six month period ended December 31, 2017, there were no transfers between levels. The Dividend Growth Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor serves as investment advisor to the Funds pursuant to an Investment Advisory Agreement (the “Advisory Agreement”) with the Trust. Pursuant to the Advisory Agreement, the Advisor manages the operations of the Funds and manages the Funds’ investments in accordance with the stated policies of the Funds, subject to approval of the Board of Trustees.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2017 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES (continued)

In addition, the Funds have entered into an Expense Limitation Agreement under which the Advisor has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, shareholder servicing fees, extraordinary expenses, and, dividend and interest expenses in connection with securities sold short) to not more than 1.95% of the Funds’ average daily net assets through October 31, 2018, subject to the Advisor’s right to recoup payments on a rolling three-year basis, so long as the payments would not exceed the 1.95% expense cap.

Under the terms of the Advisory Agreement, the Funds are obligated to pay the Advisor a fee computed and accrued daily and paid monthly. Please see the chart below for information regarding the management fee rates, management fees earned, fee waivers and recoupments, and expenses reimbursed during the six month period ended December 31, 2017, as well as amounts due to the Advisor at December 31, 2017.

	Value Fund	Income Fund	Dividend Growth Fund
Management fee under Advisory Agreement (as a percentage of average net assets)	1.21%	1.26%	1.26%
Expense limitation (as a percentage of average net assets)	1.95%	1.95%	1.95%
Management fees earned	$232,369	$34,318	$72,145
Fees recouped (waived) and (expenses reimbursed)	$–	$(41,570)	$(14,262)
Payable to (Due to) Advisor	$38,512	$(1,616)	$10,712

Each waiver or reimbursement by the Advisor is subject to repayment by the Funds within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Funds are able to make the repayment without exceeding the expense limitations in effect at the time the expenses were waived or currently in effect, whichever is lower as described above.

The amounts subject to repayment by the Income Fund and Dividend Growth Fund, pursuant to the aforementioned conditions, are as follows:

Fund	Amount	Expires June 30,
Income Fund	$36,051	2019
Income Fund	$69,739	2020
Income Fund	$41,570	2021
Dividend Growth Fund	$52,469	2018
Dividend Growth Fund	$37,010	2019
Dividend Growth Fund	$36,744	2020
Dividend Growth Fund	$14,262	2021

There are no amounts subject to repayment by the Value Fund.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2017 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES (continued)

The Trust has entered into an Investment Company Services Agreement (the “Services Agreement”) with M3Sixty Administration, LLC (“M3Sixty”). Under the Services Agreement, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; (j) maintaining shareholder account records.

For the six month period ended December 31, 2017, the Funds accrued servicing fees, including out of pocket expenses, as follows:

Fund	Service Fees
Value Fund	$55,917
Income Fund	$16,907
Dividend Growth Fund	$22,549

Certain officers and a Trustee of the Trust are also employees of M3Sixty.

Matrix 360 Distributors, LLC (the “Distributor”) acts as the principal distributor of the Funds. There were no payments made to the Distributor by the Funds for six month period ended December 31, 2017.

The Distributor is not affiliated with the Advisor. The Distributor is an affiliate of M3Sixty.

NOTE 5. LINE OF CREDIT

During the six month period ended December 31, 2017, the IMS Funds each respectively entered into an agreement with The Huntington National Bank, the custodian of the Funds’ investments, to open secured lines of credit secured by the Funds’ investments. Borrowings under this agreement bear interest at LIBOR plus 1.500%. Maximum borrowings for each Fund are lesser of $1,500,000 or 10.000% of the Fund’s daily market value. Total borrowings for the Funds cannot exceed $1,500,000 at any time. The current agreement expires on June 11, 2018.

	Value Fund	Income Fund	Dividend Growth Fund
Maximum available bank line of credit as of December 31, 2017	$1,500,000	$497,879	$1,205,395
Average borrowings for the period	$110,734	$43.533	$9,543
Average interest rate for the year	2.800%	2.800%	2.800%
Highest balance drawn during the year	$725,000	$264,000	$167,000
Interest rate at December 31, 2017	2.879%	2.879%	2.879%
Line of credit borrowing at December 31, 2017	$–	$139,000	$162,000

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2017 (Unaudited)

NOTE 6. INVESTMENTS

For the six month period ended December 31, 2017, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

	Value Fund	Income Fund	Dividend Growth Fund
Purchases
U.S. Government Obligations	$–	$–	$–
Other	8,453,658	16,032,176	1,527,045
Sales
U.S. Government Obligations	$–	$–	$–
Other	16,230,433	16,846,159	495,470

As of December 31, 2017, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Value Fund	Income Fund	Dividend Growth Fund
Gross Appreciation	$9,109,988	$22,081	$2,691,713
Gross (Depreciation)	(3,139,012)	(1,947,843)	(415,719)
Net Appreciation (Depreciation) on Investments	$5,970,976	$(1,925,762)	$2,275,994
Tax Cost	$30,553,702	$6,904,555	$9,777,960

For the Value Fund, the difference between book basis and tax basis unrealized appreciation (depreciation) of investments is primarily attributable to the tax deferral of losses on wash sales.

NOTE 7. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2017, National Financial Securities Corp. (“National Financial”) held, for the benefit of its customers, 37.52% of the Value Fund, 29.92% of the Income Fund and 38.03% of the Dividend Growth Fund. As a result, National Financial may be deemed to control the Value Fund, Income Fund and Dividend Growth Fund. As of December 31, 2017, TD Ameritrade, Inc. (“Ameritrade”) held, for the benefit of its customers, 31.28% of the Value Fund and 50.43% of the Dividend Growth Fund. As a result, Ameritrade may be deemed to control the Value Fund and Dividend Growth Fund.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2017 (Unaudited)

NOTE 9. DISTRIBUTIONS TO SHAREHOLDERS

Value Fund – For the six month period ended December 31, 2017, the Value Fund paid distributions totaling $0.515335 per share.

The tax characterization of distributions for the six month period ended December 31, 2017 and for the fiscal year ended June 30, 2017 was as follows:

Distributions paid from:	Six Month Period Ended December 31, 2017	Fiscal Year Ended June 30, 2017
Ordinary Income	$30,009	$–
Long-term Capital Gains	743,240	–
Total Distributions paid	$773,249	$–

Income Fund – For the six month period ended December 31, 2017, the Income Fund paid monthly distributions totaling $0.100 per share.

The tax characterization of distributions for the six month period ended December 31, 2017 and for the fiscal year ended June 30, 2017 was as follows:

Distributions paid from:	Six Month Period Ended December 31, 2017	Fiscal Year Ended June 30, 2017
Ordinary Income	$188,215	$620,984
Total Distributions paid	$188,215	$620,984

Dividend Growth Fund – For the six month period ended December 31, 2017, the Dividend Growth Fund paid distributions totaling $0.070 per share.

The tax characterization of distributions for the six month period ended December 31, 2017 and for the fiscal year ended June 30, 2017 was as follows:

Distributions paid from:	Six Month Period Ended December 31, 2017	Fiscal Year Ended June 30, 2017
Ordinary Income	$52,513	$60,595
Total Distributions paid	$52,513	$60,595

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. As of June 30, 2017, the Funds’ most recent fiscal year end, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Value Fund	Income Fund	Dividend Growth Fund
Undistributed ordinary income	$9,376	$4,639	$7,220
Accumulated capital gains (losses)	743,240	(45,283,585)	(825,662)
Net unrealized appreciation (depreciation)	5,297,316	(4,741,934)	1,256,928
	$6,049,932	$(50,020,880)	$438,486

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2017 (Unaudited)

NOTE 9. DISTRIBUTIONS TO SHAREHOLDERS (continued)

Under current law, capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For disclosure purposes, these deferrals are included in “accumulated capital gains (losses)” above.

As of June 30, 2017, accumulated capital and other losses noted above consist of:

	Capital Loss Carryforwards	Post-October Capital Losses	Late Year Ordinary Losses
Value Fund	$–	$–	$–
Income Fund	42,993,155	2,290,430	–
Dividend Growth Fund	716,719	108,943	–

NOTE 10. CAPITAL LOSS CARRYFORWARDS

At June 30, 2017, for federal income tax purposes, the Funds have capital loss carryforwards, in the following amounts:

	Value Fund	Income Fund	Dividend Growth Fund
No expiration – short term	$–	$8,152,455	$72,096
No expiration – long term	–	8,053,068	27,853
Expires on June 30, 2018	–	24,109,306	616,770
Expires on June 30, 2019	–	2,678,326	–
	$–	$42,993,155	$716,719

Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders. Non-expiring carryforwards must be utilized prior to the utilization of carryforwards with expiration dates. During the year ended June 30, 2017, the Value Fund, Income Fund and Dividend Growth Fund utilized capital loss carryforwards of $798,596, $0 and $0, respectively. Capital loss carryforwards of $7,045,965 expired in the Income Fund.

NOTE 11. RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Income Fund’s restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Advisor or pursuant to the Fund’s fair value policy, subject to oversight by the Board of Trustees. The Income Fund has acquired securities, the sale of which is restricted under Rule 144A or Regulation S the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2017 (Unaudited)

NOTE 11. RESTRICTED SECURITIES (continued)

At December 31, 2017, the aggregate value of such securities amounted to $412,912 and the value amounts to 8.48% of the net assets of the Income Fund.

4
	Acquisition Date	Shares or Principal Amount	Amortized Cost	Fair Value
Cash Store Financial Services, Inc. 11.500%,
01/31/2017, 144A	5/21/2012(a)	1,289,000	1,120,977	87,143
Newland International Properties Corp., 9.500%, 07/03/2017, 144A	6/3/2011	486,063	471,429	-
Newland International Properties Corp., 9.500%, 07/03/2017, Reg S	6/3/2011	297,910	288,941	-
Panama Canal Railway Co., 7.000%, 11/01/2026, Reg S	2/27/2013	318,600	310,192	325,769
			$1,431,169	$412,912

(a)	Purchased on various dates beginning 05/21/2012.

NOTE 12. SUBSEQUENT EVENTS

On January 16, 2018, the Income Fund declared a dividend of $34,941, which was payable on January 16, 2018. On February 15, 2018, the Income Fund declared a dividend of $17,341, which was payable on February 15, 2018.

Management has evaluated subsequent events through the issuance of the financial statements and has noted no other such events that would require disclosure.

NOTE 13. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that contain general indemnifications to other parties The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

TRUSTEES AND OFFICERS – (Unaudited)

The Trustees are responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds. This section provides information about the persons who serve as Trustees and Officers to the Trust and Funds, respectively. The Statement of Additional Information for each Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Funds toll-free at (800) 934-5550.

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix 360 Distributors, LLC and M3Sixty Administration LLC. Each Trustee who is not an “interested person” receives a fee of $1,500 each year plus $200 per Board or committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee[1]	Aggregate Compensation From the IMS Family of Funds[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the IMS Family of Funds Paid to Trustees[2]
Independent Trustees
Art Falk	$ 4,650	None	None	$ 4,650
Thomas Krausz	$ 4,050	None	None	$ 4,050
Tom M. Wirtshafter	$ 3,450	None	None	$ 3,450
Gary DiCenzo	$ 3,450	None	None	$ 3,450
Interested Trustee
Randall K. Linscott	None	None	None	None

[1]	Each of the Trustees serves as a Trustee to three (3) IMS Family of Funds of the Trust. The Trust currently offers ten (10) series of shares.
[2]	Figures are for the six month period ended December 31, 2017.

OTHER INFORMATION (Unaudited)

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (800) 934-5550 to request a copy of the SAI or to make shareholder inquiries.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 934-5550; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling (800) 934-5550; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Funds are required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. For the six month period ended December 31, 2017, certain distributions paid by the Funds may be subject to a maximum tax rate of 20%. The Value Fund, Income Fund and Dividend Growth Fund intend to designate up to a maximum amount of $773,249, $188,215 and $52,513, respectively, as taxed at a maximum rate of 20%.

Tax information is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2018 to determine the calendar year amounts to be included on their 2017 tax returns. Shareholders should consult their own tax advisors.

360 FUNDS

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INVESTMENT ADVISOR

IMS Capital Management, Inc.

8995 S.E. Otty Road,

Portland, OR 97086

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA 19001

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group™

11300 Tomahawk Creek Parkway

Suite 310

Leawood, KS 66211

CUSTODIAN BANK

Huntington National Bank
41 South Street
Columbus, OH 43125

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)	Not applicable Fund is an open-end management investment company.

(b)	Not applicable Fund is an open-end management investment company

ITEM 13.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer,
Date: March 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer
Date: March 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Justin Thompson
By Justin Thompson
Principal Financial Officer
Date: March 5, 2018